Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	645,399	322,807
Common stock, shares outstanding	645,399	322,807
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	939,612	0
Preferred Stock, shares outstanding	939,612	0
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213
Preferred Stock, shares issued	983,208	0
Preferred Stock, shares outstanding	983,208	0
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230
Preferred Stock, shares issued	142,227	0
Preferred Stock, shares outstanding	142,227	0
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000
Preferred Stock, shares issued	3,998	0
Preferred Stock, shares outstanding	3,998	0
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000
Preferred Stock, shares issued	6,443	0
Preferred Stock, shares outstanding	6,443	0
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Series A Junior Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	0	63,000
Preferred Stock, shares issued	0	61,664
Preferred Stock, shares outstanding	0	61,664
Preferred Stock, liquidation value (in dollars)		$ 925,000
Series B Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	0	1,600,000
Preferred Stock, shares issued	0	1,599,997
Preferred Stock, shares outstanding	0	1,599,997
Series C Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	0	10,146,629
Preferred Stock, shares issued	0	10,146,629
Preferred Stock, shares outstanding	0	10,146,629